Expense Example {- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 85%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 85%: Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Fidelity Advisor Asset Manager 85%: Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Asset Manager 85%: Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,873
Fidelity Advisor Asset Manager 85%: Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Asset Manager 85%: Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774